Net sales (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Gross sales	R$ 13,931,964	R$ 11,434,047
Returns and cancellations	(36,433)	(54,357)
Discounts and rebates	(1,812,315)	(1,394,942)
Total	12,083,216	9,984,748
Taxes on sales	(530,295)	(526,146)
Net sales	R$ 11,552,921	R$ 9,458,602